Emissions schemes and related environmental plans (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Emissions And Related Environmental Schemes [Line Items]
Cost of Environmental Schemes and Related Environmental Plans		$ 4,005	$ 3,395	$ 1,651
At January 1	[1]	9,773
At December 31	[1]	9,662	9,773
Current		(10,059)	(9,617)
Non-current		(3,148)	(1,675)
Emissions instruments
Disclosure Of Emissions And Related Environmental Schemes [Line Items]
At January 1		2,747	1,013
Additions		2,338	3,147
Settlements		(2,796)	(1,224)
Other movements		(88)	(189)
At December 31		2,201	2,747	1,013
Current		(4,232)	(3,805)	(1,993)
Non-current		(478)	(211)	(60)
Total obligations		(4,710)	(4,016)	(2,053)
Additions		(4,790)	(4,024)
Additions covered by government grants		776	456
Settlements		3,247	1,396
Other movements		73	209
Total increase (decrease)		(694)	(1,963)
ETS and related schemes
Disclosure Of Emissions And Related Environmental Schemes [Line Items]
Cost of Environmental Schemes and Related Environmental Plans		493	331	150
At January 1		284	157
Additions		385	292
Settlements		(256)	(115)
Other movements		27	(50)
At December 31		440	284	157
Current		(458)	(270)	(154)
Non-current		0	0	0
Total obligations		(458)	(270)	(154)
Additions		(1,237)	(781)
Additions covered by government grants		776	456
Settlements		292	150
Other movements		(19)	59
Total increase (decrease)		(188)	(116)
Biofuels
Disclosure Of Emissions And Related Environmental Schemes [Line Items]
Cost of Environmental Schemes and Related Environmental Plans		2,918	2,609	1,137
At January 1		2,362	780
Additions		1,485	2,450
Settlements		(2,142)	(754)
Other movements		(104)	(114)
At December 31		1,601	2,362	780
Current		(3,424)	(3,262)	(1,549)
Non-current		(422)	(182)	(54)
Total obligations		(3,846)	(3,444)	(1,603)
Additions		(2,916)	(2,756)
Settlements		2,456	755
Other movements		58	160
Total increase (decrease)		(402)	(1,841)
Renewable power
Disclosure Of Emissions And Related Environmental Schemes [Line Items]
Cost of Environmental Schemes and Related Environmental Plans		594	455	364
At January 1		101	76
Additions		468	405
Settlements		(398)	(355)
Other movements		(11)	(25)
At December 31		160	101	76
Current		(350)	(273)	(290)
Non-current		(56)	(29)	(6)
Total obligations		(406)	(302)	$ (296)
Additions		(637)	(487)
Settlements		499	491
Other movements		34	(10)
Total increase (decrease)		$ (104)	$ (6)

[1]	Goodwill, previously presented under Intangible assets, is separately presented as from 2022. Prior period comparatives have been revised to conform with current year presentation.